Standish, Ayer & Wood Investment Trust
                  Standish Small Capitalization Equity Fund II

                       Statement of Assets and Liabilities
                           March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Standish Small Capitalization Equity Portfolio II ("Portfolio"),
       at value (Note 1A)                                                                               $ 11,480,804
   Other assets                                                                                                1,439
                                                                                                        -------------
       Total assets                                                                                       11,482,243

Liabilities
   Payable to investment advisor (Note 3)                                                  8,307
   Accrued accounting, custody and transfer agent fees                                       254
   Payable for Fund shares redeemed                                                          738
   Accrued trustees' fees (Note 3)                                                         1,893
   Accrued expenses and other liabilities                                                 12,738
                                                                                     ------------

       Total liabilities                                                                                      23,930
                                                                                                        -------------
Net Assets                                                                                              $ 11,458,313
                                                                                                        =============
Net Assets consist of:
   Paid-in capital                                                                                      $  9,858,463
   Accumulated distributions in excess of net realized gain                                                  (54,579)
   Undistributed net investment income                                                                        12,368
   Net unrealized appreciation                                                                             1,642,061
                                                                                                        =============
       Total Net Assets                                                                                 $ 11,458,313
                                                                                                        =============

Shares of beneficial interest outstanding                                                                    398,735
                                                                                                        =============

Net asset value, offering and redemption price per share
   (Net assets/Shares outstanding)                                                                      $      28.74
                                                                                                        =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Capitalization Equity Fund II

                             Statement of Operations
--------------------------------------------------------------------------------
               For the Six Months Ended March 31, 1998 (Unaudited)

Investment Income (Note 1B)
   Interest income allocated from Portfolio                                                             $  10,982
   Dividend income allocated from Portfolio                                                                 7,217
                                                                                                        ----------
       Net investment income from Portfolio                                                                18,199

Expenses
   Registration fees                                                               $ 19,260
   Accounting, custody and transfer agent fees                                        7,645
   Trustees' fees (Note 3)                                                            2,004
                                                                                   ---------
       Total expenses                                                                28,909

Deduct:
   Reimbursement of Fund operating expenses                                         (28,909)
                                                                                   ---------

       Net expenses                                                                                             --

                                                                                                        ----------
          Net investment income                                                                            18,199
                                                                                                        ----------

Realized and Unrealized Gain
   Net realized gain allocated from Portfolio on:
       Investment security transactions                                             366,885
                                                                                   ---------
          Net realized gain                                                                               366,885

   Change in unrealized appreciation (depreciation) allocated from Portfolio on:
       Investment securities                                                        474,522
                                                                                   ---------
          Change in net unrealized appreciation (depreciation)                                            474,522
                                                                                                        ----------

       Net realized and unrealized gain on investments                                                    841,407
                                                                                                        ----------

Net increase in net assets resulting from operations                                                    $ 859,606
                                                                                                        ==========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Capitalization Equity Fund II

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                   For the period
                                                            Six Months                           December 23, 1996
                                                               Ended           Nine Months        (commencement of
                                                          March 31, 1998          Ended            operations) to
                                                           (Unaudited)     September 30, 1997    December 31, 1996
                                                          --------------  --------------------  --------------------

Increase (decrease) in Net Assets
From operations
   Net investment income                                   $    18,199          $    8,488           $    198
   Net realized gain                                           366,885             129,163                 --
   Change in net unrealized appreciation
      (depreciation)                                           474,522           1,158,569              8,970
                                                           ------------         -----------          ---------
      Net increase in net assets from operations               859,606           1,296,220              9,168
                                                           ------------         -----------          ---------

Distributions to Shareholders
   From net investment income                                  (12,372)             (2,145)                --
   From net realized gain                                     (550,627)                 --                 --
                                                           ------------         -----------          ---------
       Total distributions to shareholders                    (562,999)             (2,145)                --
                                                           ------------         -----------          ---------


Fund share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                          5,007,739           5,177,545            475,000
   Net asset value of shares issued to shareholders
      in payment of distributions declared                     555,593               1,978                 --
   Cost of shares redeemed                                    (715,184)           (644,208)                --
                                                           ------------         -----------          ---------
   Increase in net assets from Fund share
      transactions                                           4,848,148           4,535,315            475,000
                                                           ------------         -----------          ---------

       Net increase in net assets                            5,144,755           5,829,390            484,168

Net Assets
   At beginning of period                                    6,313,558             484,168                 --
                                                           ------------         -----------          ---------

   At end of period (including undistributed net
      investment income of $12,368, $6,541and $198,        $11,458,313          $6,313,558           $484,168
      respectively)                                        ============         ===========          =========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Capitalization Equity Fund II

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                   For the period
                                                            Six Months                           December 23, 1996
                                                               Ended           Nine Months        (commencement of
                                                          March 31, 1998          Ended            operations) to
                                                            (Unaudited)     September 30, 1997    December 31, 1996
                                                          ---------------  --------------------  -------------------

Net asset value, beginning of period                           $  29.12             $20.39             $20.00
                                                               ---------            -------            -------
Income from operations:
   Net investment income *                                         0.05               0.03                 --
   Net realized and unrealized gain on investments                 1.39               8.71               0.39
                                                               ---------            -------            -------
Total from investment operations                                   1.44               8.74               0.39
                                                               ---------            -------            -------
Less distributions declared to shareholders
   From net investment income                                     (0.04)             (0.01)                --
   From net realized gain on investments                          (1.78)                --                 --
                                                               ---------            -------            -------
   Total distributions                                            (1.82)             (0.01)                --
                                                               ---------            -------            -------
   Net asset value, end of period                              $  28.74             $29.12             $20.39
                                                               =========            =======            =======

Total return                                                       6.27%             42.94%                --(1)

Ratios (to average daily net assets)/Supplemental Data
   Net assets, end of period (000's omitted)                   $ 11,458             $6,314             $  484
   Expenses * (2)                                                    --+                --+                --(1)
   Net investment income * (2)                                     0.42%+             0.49%+               --(1)

-------------------

* The investment adviser did not impose a portion of its advisory fee and/or reimbursed a portion of the Fund's operating expenses. If this voluntary reduction had not been taken, the net investment income per share and the ratios would have been:

   Net investment loss per share                               $  (0.07)            $(0.25)                --(1)
   Ratios (to average daily net assets):
      Expenses (2)                                                 0.66%+             3.56%+               --(1)
      Net investment income (loss)                                (0.24)%+           (3.07)%+              --(1)

(1) Amounts are not meaningful due to the short period of operations.

(2) Includes the Fund's share of the Standish Small Capitalization Equity II Portfolio's allocated expenses for the periods since commencement of operations.

+   Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Capitalization Equity Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Capitalization Equity Fund II (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest in Standish Small Capitalization Equity Portfolio II (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at March 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. Securities transactions and income

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      C. Federal taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      D. Other

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among all of the investors in the Portfolio.

(2)   Distributions to Shareholders:

      The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income, and accumulated net realized gains (losses).

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Capitalization Equity Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(3)   Investment Advisory Fee:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer, & Wood, Inc. ("SA&W") for such services. See
      Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. For the six month period ended March 31, 1998, SA&W voluntarily agreed to waive and/or reimburse all operating expenses of the Fund and Portfolio (excluding commissions, taxes and extraordinary expenses). This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. Pursuant to this agreement, for the six months ended March 31, 1998, SA&W voluntarily reimbursed the Fund for its operating expenses in the amount of $28,909. The Trust pays no compensation directly to its trustees who are affiliated with the SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(4)   Investment Transactions:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 1998 aggregated $5,056,145 and $731,307, respectively.

(5)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                                For the Period
                                                                                               December 23, 1996
                                                                                               (commencement of
                                                 Six Months Ended      Nine Months Ended        operations) to
                                                  March 31, 1998      September 30, 1997       December 31, 1996
                                               --------------------- ----------------------  ----------------------
        Shares sold............................             187,697                222,940                  23,750
        Shares issued to shareholders in
           payment of distributions declared...              23,472                     69                       0
        Shares redeemed........................             (29,252)               (29,941)                      0
                                               --------------------- ----------------------  ======================
        Net increase/(decrease)................             181,917                193,068                  23,750
                                               ===================== ======================  ======================

      At March 31, 1998, the Fund had two shareholders of record owning approximately 18%, and 11% of the Fund's outstanding voting shares.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Value
Security                                            Shares        (Note 1A)
--------------------------------------------------------------------------------

EQUITIES -- 97.2%

Capital Goods -- 9.4%
Aviation Sales Co.*                                  3,100      $     127,100
Eagle USA Airfreight, Inc.*                          3,400             91,800
Expeditors Intl Wash Inc.                            1,800             77,175
Flextronics International Ltd.*                      2,600            112,288
Hagler Bailly*                                       3,300             82,500
Kellstrom Industries, Inc.*                          5,000            125,938
Power-One, Inc.*                                     4,100             69,700
Service Experts, Inc.*                               4,000            125,750
Tetra Technologies, Inc.*                            3,000             74,250
Triumph Group, Inc.*                                 4,300            190,812
                                                                --------------
                                                                    1,077,313
                                                                --------------

Consumer Stable -- 4.8%
800-Jr Cigar, Inc.*                                  3,100             62,000
Arbor Drugs, Inc.                                    3,150             74,222
Beringer Wine Estates*                               3,500            180,687
Performance Food Group Co.                           2,900             59,813
Robert Mondavi Corp.,  Class A*                      3,000            123,750
Wilmar Industries, Inc.*                             2,300             57,213
                                                                --------------
                                                                      557,685
                                                                --------------

Early Cyclical -- 3.2%
Aftermarket Technology, Inc.*                        5,100            112,838
Atlantic Coast Airlines, Inc.*                       1,700             81,600
Hospitality Worldwide Services                      10,000             98,125
Midwest Express Holdings                             1,600             78,400
                                                                --------------
                                                                      370,963
                                                                --------------

Energy -- 4.2%
Cal Dive International, Inc.*                        3,900            128,700
Friede Goldman Intl, Inc.                            5,500            158,812
Newpark Resources, Inc.                              4,000             73,000
Veritas DGC, Inc.*                                   2,400            121,350
                                                                --------------
                                                                      481,862
                                                                --------------

Financial -- 3.1%
Bay View Capital Corp.                               2,400             83,400
CCC Information Services Group*                      3,800            104,500
First Republic Bank*                                 3,300            118,800
Friedman Billings Ramsey, Class A                    3,200             53,600
                                                                --------------
                                                                      360,300
                                                                --------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Value
Security                                            Shares        (Note 1A)
--------------------------------------------------------------------------------

Growth Cyclical -- 11.9%
Alliance Gaming Corp.*                              16,900      $      91,894
American Coin Merchandising*                         5,000            100,000
Apple South, Inc.                                    4,400             65,175
Atria Communities, Inc.*                             3,700             71,225
Central Garden & Pet Co.*                            3,600            140,625
Coach USA, Inc.*                                     5,500            239,249
Gadzooks, Inc.*                                      7,100            158,862
PC Connection, Inc.*                                 1,600             34,000
Regal Cinemas                                        3,200             96,000
Scientific Games Holdings Corp.*                     4,100             85,844
Stein Mart, Inc.*                                    2,200             78,375
Travel Services, Inc.                                3,300            109,725
Wet Seal, Inc., Class A                              2,600             98,313
                                                                --------------
                                                                    1,369,287
                                                                --------------

Health Care -- 19.1%
Affymetrix, Inc.*                                    3,200            111,400
Alkermes, Inc.                                       3,500             87,063
AXYS Pharmaceuticals, Inc.*                          5,800             50,750
Chirex, Inc.*                                        5,700            107,944
CN Bioscience, Inc.*                                 5,000            130,000
Coulter Pharmaceutical, Inc.*                        6,100            166,987
Endosonics Corp.                                     6,600             68,475
Guilford Pharmaceuticals, Inc.*                      5,200            114,400
HCIA, Inc.                                           4,600             67,850
Impath, Inc.*                                        3,000            114,750
Inhale Therapeutic Systems*                          3,000             81,375
Ligand Pharmaceuticals, Class B*                     7,500            119,531
Neurogen Corp.                                       2,900             44,588
Novoste Corp.*                                       4,500            116,719
Pharmaceutical Product Development*                  6,900            161,287
Quadramed Corp.*                                     4,100            136,838
Sepracor, Inc.*                                      2,100             89,513
Specialty Care Network, Inc.*                        9,100            110,906
Transition Systems, Inc.*                            5,500            112,063
Vertex Pharmaceuticals, Inc.                         2,100             67,069
Vical, Inc.*                                         8,300            130,725
                                                                --------------
                                                                    2,190,233
                                                                --------------

Other -- 1.9%
S&P 400 Mid-Cap Depository Receipt                   3,000            213,889
                                                                --------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Value
Security                                            Shares        (Note 1A)
--------------------------------------------------------------------------------

Services -- 19.2%
Abacus Direct Corp.*                                 2,000      $     104,500
Billing Info Concepts Corp.                          4,000            103,750
Computer Horizons Corp.                              1,600             80,400
Computer Task Group, Inc.                            3,400            140,038
Devry, Inc.*                                         1,600             54,700
Emmis Broadcasting Corp., Class A*                   1,500             79,125
First Consulting Group, Inc.                         1,800             37,125
Gray Communications Systems, Class B                 5,100            147,900
Harbinger Corp.*                                     3,300            124,575
Inspire Insurance Solutions*                         4,800            159,599
Intelligroup, Inc.*                                  6,400            103,600
Intl Telecomm Data Systems                           3,150             82,294
Metzler Group, Inc.*                                 2,200            109,450
On Assignment, Inc.                                  3,000             88,875
Renaissance Worldwide, Inc.                          4,200            115,238
Scandinavian Broadcast Systems Corp.*               13,500            445,499
Scholastic Corp.*                                    2,100             88,725
Telegroup, Inc.*                                     6,700            135,675
                                                                --------------
                                                                    2,201,068
                                                                --------------

Technology -- 20.4%
Aspen Technologies, Inc.*                            3,700            152,625
ATMI, Inc.*                                          8,300            251,074
Benchmarq Microelectronics*                          4,800             82,800
Best Software, Inc.*                                10,200            154,275
Datastream Systems, Inc.                             3,100             68,588
Excite, Inc.*                                        1,000             50,938
Hyperion Software Corp.*                             1,900             84,075
Infinium Software, Inc.*                            12,400            247,224
Infoseek Corp.*                                      3,000             54,188
Lecroy Corp.*                                        3,000             63,750
Level One Communications, Inc.                       2,250             52,875
Lycos, Inc.*                                         2,400            106,200
Micrel, Inc.                                         4,200            159,337
N2K, Inc.*                                             300              8,963
National Computer System, Inc.                       4,400             99,000
PCD, Inc.*                                           4,500            101,250
Photronics, Inc.                                     4,300            120,400
PRI Automation, Inc.*                                3,100             81,181
Radiant Systems, Inc.*                               2,400             59,400
Sanmina Corp.                                          800             55,950
Sawtek, Inc.*                                        3,100             78,663
Semtech Corp.                                        3,300             84,150

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Value
Security                                            Shares        (Note 1A)
--------------------------------------------------------------------------------

Technology (continued)
Walsh International, Inc.*                           7,900      $     122,450
                                                                --------------
                                                                    2,339,356
                                                                --------------

TOTAL EQUITIES (COST $9,519,869)                                   11,161,956
                                                                --------------

TOTAL INVESTMENTS-- 97.2% (COST $9,519,869)                     $  11,161,956

Other Assets, Less Liabilities-- 2.8%                                 318,986
                                                                --------------

NET ASSETS-- 100%                                               $  11,480,942
                                                                ==============

Notes to the Schedule of Investments:

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

                       Statement of Assets and Liabilities
                           March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $9,519,869)                         $ 11,161,956
   Cash                                                                                       524,509
   Receivable for investments sold                                                             39,026
   Interest and dividends receivable                                                            3,290
   Deferred organization costs (Note 1E)                                                       22,940
   Prepaid expenses                                                                            12,701
                                                                                         -------------
       Total assets                                                                        11,764,422

Liabilities
   Payable for investments purchased                                  $   262,509
   Payable to investment advisor (Note 2)                                  16,145
   Accrued accounting and custody fees                                      2,889
   Accrued trustees' fees (Note 2)                                          1,937
                                                                      ------------

       Total liabilities                                                                      283,480
                                                                                         -------------

Net Assets (applicable to investors' beneficial interests)                               $ 11,480,942
                                                                                         =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

                             Statement of Operations
--------------------------------------------------------------------------------
               For the Six Months Ended March 31, 1998 (Unaudited)

Investment Income (Note 1C)
   Interest income                                                                                       $   10,982
   Dividend income                                                                                            7,217
                                                                                                         -----------
       Total income                                                                                          18,199

Expenses
   Investment advisory fee (Note 2)                                                   $  26,259
   Accounting and custody fees                                                            7,663
   Amortization of organization cost (Note 1E)                                            3,065
   Miscellaneous                                                                          6,760
                                                                                      ----------
       Total expenses                                                                    43,747
                                                                                      ----------

Deduct:
   Waiver of investment advisory fee (Note 2)                                           (26,259)
   Reimbursement of Portfolio operating expenses                                        (17,488)
                                                                                      ----------
      Total waiver of investment advisory fee and
         reimbursement of operating expenses                                            (43,747)
                                                                                      ----------

       Net expenses                                                                                               --
                                                                                                         -----------

          Net investment income                                                                              18,199
                                                                                                         -----------

Realized and Unrealized Gain
   Net realized gain
       Investment security transactions                                                 366,893
                                                                                      ----------
          Net realized gain                                                                                 366,893

   Change in unrealized appreciation (depreciation)
       Investment securities                                                            474,523
                                                                                      ----------
          Change in net unrealized appreciation (depreciation)                                              474,523
                                                                                                         -----------

       Net realized and unrealized gain                                                                     841,416
                                                                                                         -----------

Net increase in net assets from operations                                                               $  859,615
                                                                                                         ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                      For the period
                                                                Six Months                          December 23, 1996
                                                                  Ended       Nine Months Ended      (commencement of
                                                              March 31, 1998  September 30, 1997      operations) to
                                                               (Unaudited)                          December 31, 1996
                                                             ---------------  -------------------  ---------------------

Increase (decrease) in Net Assets
From operations
   Net investment income                                      $    18,199         $    8,488            $     198
   Net realized gain                                              366,893            129,166                   --
   Change in net unrealized appreciation
      (depreciation)                                              474,523          1,158,595                8,970
                                                              ------------        -----------           ----------
   Net increase in net assets from operations                     859,615          1,296,249                9,168
                                                              ------------        -----------           ----------

Capital transactions
   Contributions                                                5,056,146          5,257,608              475,000
   Withdrawals                                                   (731,309)          (741,535)                  --
                                                              ------------        -----------           ----------
   Increase in net assets resulting from
      capital transactions                                      4,324,837          4,516,073              475,000
                                                              ------------        -----------           ----------

       Total increase in net assets                             5,184,452          5,812,322              484,168

Net Assets
   At beginning of period                                       6,296,490            484,168                   --
                                                              ------------        -----------           ----------

   At end of period                                           $11,480,942         $6,296,490            $ 484,168
                                                              ============        ===========           ==========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

                               Supplementary Data
--------------------------------------------------------------------------------

                                                                                                   For the period
                                                            Six Months                           December 23, 1996
                                                               Ended           Nine Months        (commencement of
                                                          March 31, 1998          Ended            operations) to
                                                           (Unaudited)      September 30, 1997    December 31, 1996
                                                          ---------------  --------------------  -------------------

Ratios (to average daily net assets)
   Expenses *                                                   0.00%+               0.00%+                --(1)
   Net investment income                                        0.41%+               0.50%+                --(1)

Portfolio turnover                                                60%                 122%                 --
Average broker commission per share (2)                      $0.0407              $0.0768             $0.2000
Net assets, end of period (000's omitted)                    $11,481              $ 6,296             $   484

----------
* The investment adviser did not impose any of its investment advisory fee and reimbursed the Portfolio for all of its operating expenses. If these voluntary actions had not been taken, the ratios would have been:

Ratios (to average daily net assets):

      Expenses                                                  1.00%+               4.33%+                --(1)
      Net investment income (loss)                             (0.58)%+             (3.84)%+               --(1)

+   Computed on an annualized basis.

(1) Amounts are not meaningful due to the short period of operations.

(2) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                Standish Small Capitalization Equity Portfolio II

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Capitalization Equity Portfolio II (the "Portfolio") is a separate diversified investment series of the Portfolio Trust. As of March 31, 1998, the Standish Small Capitalization Equity Fund II's proportionate interest in the net assets of the Portfolio was approximately 100%.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. Income taxes

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Sec Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                     Standish, Ayer & Wood Investment Trust
                Standish Small Capitalization Equity Portfolio II

                          Notes to Financial Statements
--------------------------------------------------------------------------------


      E. Deferred organizational expenses

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis through April 2001.

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.60% of the Portfolio's average daily net assets. For the six month period ended March 31, 1998, SA&W voluntarily agreed to waive and/or reimburse all of the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes, and extraordinary expenses). This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. For the six months ended March 31, 1998, SA&W voluntarily waived its investment advisory fee of $26,259, and reimbursed the Portfolio for its operating expenses of $17,488. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Cost of purchases and proceeds from sales of investments, other than short-term obligations were as follows:

                                                                                                   For the Period
                                                                                                 December 23, 1996
                                           Six Months Ended           Nine Months Ended      (commencement of operations
                                            March 31, 1998            September 30, 1997         to December 31 1996
                                      -------------------------   -------------------------   -------------------------
                                       Purchases       Sales       Purchases       Sales       Purchases       Sales
                                      -----------   -----------   -----------   -----------   -----------   -----------
       U.S. Government Securities .   $         0   $         0   $         0   $         0   $         0   $         0
                                      ===========   ===========   ===========   ===========   ===========   ===========
       Investments (non-U.S
       Government Securities) .....   $10,621,658   $ 6,574,006   $ 7,131,297   $ 2,725,584   $   456,074   $         0
                                      ===========   ===========   ===========   ===========   ===========   ===========

(4)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 1998, as computed on a federal income tax basis, were as follows:

       Aggregate Cost.......................................  $  9,519,869
                                                             ==============

       Gross unrealized appreciation........................  $  1,920,057
       Gross unrealized depreciation........................  $   (277,970)
                                                             --------------
       Net unrealized appreciation (depreciation)...........  $  1,642,087
                                                             ==============

                     Standish, Ayer & Wood Investment Trust
                Standish Small Capitalization Equity Portfolio II

                          Notes to Financial Statements
--------------------------------------------------------------------------------


(5)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the schedule of investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio entered into no such transactions during the six months ended March 31, 1998.

      Futures contracts

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in value of the hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other portfolio investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. The Portfolio had no open financial futures contracts at March 31, 1998.